Average Annual Total Returns - Transamerica MSCI EAFE Index VP	Initial 1 Year	Initial Since Inception	Initial Inception Date	Service 1 Year	Service Since Inception	Service Inception Date	MSCI EAFE Index (reflects no deduction for fees, expenses or taxes) 1 Year	MSCI EAFE Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	8.12%	2.73%	Jan. 12, 2018	7.81%	6.23%	May 01, 2017	8.28%	7.67%